General Information / Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Estimated Useful Lives of Finite-Lived Other Intangible Assets
The following table presents the estimated useful lives of our finite-lived other intangible assets:

Category	Estimated useful life

Brands	20 years
Intellectual property	3 - 10 years
Developed technology	6 - 15 years
Customer relationships	8 - 18 years
Other	2 - 6 years

Estimated Useful Lives of Property, Plant and Equipment
The following table presents the estimated useful lives of our property, plant and equipment:

Category	Estimated useful life

Buildings and constructions	5 - 45 years
Machinery and equipment	1 - 5 years
Leasehold improvements	1 - 10 years
Furniture, fixtures and other equipment	3 - 5 years

Land is not depreciated.

Net Income per Ordinary Share
The basic and diluted net income per ordinary share has been calculated as follows:

Year ended December 31	2015	2016	2017
(in millions, except per share data)	EUR	EUR	EUR

Net income	1,387.2	1,471.9	2,118.5

Weighted average number of shares outstanding	430.6	425.6	429.8
Basic net income per ordinary share	3.22	3.46	4.93

Weighted average number of shares outstanding	430.6	425.6	429.8
Plus shares applicable to
Options and conditional shares	2.0	2.1	1.8

Dilutive potential ordinary shares	2.0	2.1	1.8

Diluted weighted average number of shares [1]	432.6	427.7	431.6
Diluted net income per ordinary share [1]	3.21	3.44	4.91

1.
The calculation of diluted net income per ordinary share assumes the exercise of options issued under our stock option plans and the issuance of shares under our share plans for periods in which exercises or issuances would have a dilutive effect. The calculation of diluted net income per ordinary share does not assume exercise of options when exercise would be anti-dilutive.